Income Taxes - Schedule of Reconciliation Between the Effective Income Tax Rate and the Prc Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Reconciliation Between the Effective Income Tax Rate and the Prc Statutory Income Tax Rate [Abstract]
PRC statutory tax rate, Percentage	25.00%	25.00%	25.00%	25.00%
PRC statutory tax rate (in Dollars and Yuan Renminbi)	¥ 52,309,314	$ 7,480,132
Effect of Cross-border tax laws
Withholding tax, Percentage	0.00%	0.00%	7.00%	3.00%
Withholding tax (in Dollars and Yuan Renminbi)	¥ (786,901)	$ (112,525)
Effect of international rate differences, Percentage			(2.00%)	(2.00%)
Effect of preferential tax rate, Percentage	(5.00%)	(5.00%)	(8.00%)	(1.00%)
Effect of preferential tax rate (in Dollars and Yuan Renminbi)	¥ (9,588,668)	$ (1,371,161)
Uncertain tax positions, Percentage			1.00%	(3.00%)
Valuation allowances, Percentage	1.00%	1.00%	8.00%	8.00%
Valuation allowances (in Dollars and Yuan Renminbi)	¥ 2,323,319	$ 332,230
Nontaxable or nondeductible items
Goodwill impairment, Percentage	8.00%	8.00%
Goodwill impairment (in Dollars and Yuan Renminbi)	¥ 16,622,750	$ 2,377,022
Bad debt provision write off not filed, Percentage	4.00%	4.00%
Bad debt provision write off not filed (in Dollars and Yuan Renminbi)	¥ 7,679,245	$ 1,098,117
Others, Perentage	1.00%	1.00%
Others (in Dollars and Yuan Renminbi)	¥ 2,576,467	$ 368,430
Changes in unrecognized tax benefits, Percentage	8.00%	8.00%
Changes in unrecognized tax benefits (in Dollars and Yuan Renminbi)	¥ 16,633,267	$ 2,378,526
Cayman
Statutory tax rate difference between Cayman and China, Percentage	(16.00%)	(16.00%)
Statutory tax rate difference between Cayman and China (in Dollars and Yuan Renminbi)	¥ (34,201,802)	$ (4,890,793)
Other foreign jurisdictions, Percentage	1.00%	1.00%
Other foreign jurisdictions (in Dollars and Yuan Renminbi)	¥ 2,377,726	$ 340,010
Others
Statutory income/expenses, Percentage	(17.00%)	(17.00%)
Statutory income/expenses (in Dollars and Yuan Renminbi)	¥ (35,112,478)	$ (5,021,018)
Nol expired, Percentage	13.00%	13.00%
Nol expired (in Dollars and Yuan Renminbi)	¥ 28,162,314	$ 4,027,157
others, Percentage	(1.00%)	(1.00%)
others (in Dollars and Yuan Renminbi)	¥ (3,114,531)	$ (445,372)
Effective tax rate	22.00%	22.00%	45.00%	31.00%
Income tax expenses (in Dollars and Yuan Renminbi)	¥ 45,880,022	$ 6,560,756	¥ 88,726,969	¥ 118,452,255
Deferred tax, Percentage			2.00%	(1.00%)
Provision to return, Percentage			1.00%
Non-deductible expenses, Percentage			11.00%	2.00%